Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements included in this prospectus as of and for the three months ended March 31, 2012 and 2011, are unaudited. In our opinion, the accompanying consolidated financial statements contain all normal and recurring items and adjustments necessary for their fair presentation.

Our financial records are maintained on the accrual basis of accounting whereby revenues are recognized when earned and expenses are recorded when incurred. The consolidated financial statements include our accounts as well as the accounts of any subsidiaries in which we have a controlling financial interest. Investments in joint ventures and partnerships, where we have the ability to exercise significant influence but do not exercise financial and operating control, are accounted for using the equity method. The significant accounting policies of our non-consolidated entities are consistent with those of our subsidiaries in which we have a controlling financial interest. As of March 31, 2012, we did not have any interests in variable interest entities. All significant inter-company accounts and transactions have been eliminated through consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

We consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of demand deposits at commercial banks and money market funds.

Financial Instruments

Our consolidated financial instruments consist of cash and cash equivalents, tenant and accounts receivable, accounts receivable – related party, notes receivable, notes receivable – related party, notes payable and accounts payable and other liabilities. Except for the notes payable, the carrying values are representative of the fair values due to the short term nature of the instruments and/or recent impairments. Our notes payable consist of both variable-rate and fixed-rate notes. The fair value of the variable-rate notes and revolving line of credit approximate their carrying values. See Note 6 for further discussion of our fair value of our notes payable.

Revenue Recognition

Rental income from operating leases – We lease space to tenants under agreements with varying terms. Our leases are accounted for as operating leases, and, although certain leases of the properties provide for tenant occupancy during periods for which no rent is due and/or for increases or decreases in the minimum lease payments over the terms of the leases, revenue is recognized on a straight-line basis over the terms of the individual leases. Revenue recognition under a lease begins when the lessee takes possession of or controls the physical use of the leased asset. Generally, possession or control occurs on the lease commencement date. In all cases, we have determined that we are the owner of any tenant improvements that we fund pursuant to the lease terms. In cases where significant tenant improvements are made prior to lease commencement, the leased asset is considered to be the finished space, and revenue recognition therefore begins when the improvements are substantially complete. Revenue from tenant reimbursements of taxes, maintenance expenses and insurance is recognized in the period the related expense is recorded. Additionally, certain of our lease agreements contain provisions that grant additional rents based upon tenants’ sales volumes (contingent or percentage rent). Percentage rents are recognized when the tenants achieve the specified targets as defined in their lease agreements. During the three months ended March 31, 2012 and 2011, we recognized percentage rents of $32,000 and $10,000, respectively. Accrued rents are included in tenant and accounts receivable, net.

Lease termination income – We recognize lease termination fees in the period that the lease is terminated and collection of the fees is reasonably assured. Upon early lease termination, we provide for losses related to unrecovered intangibles and other assets. We did not recognize any lease termination fees during the three months ended March 31, 2012 or 2011.

Advisory services income – related party – We provide various real estate services, including development, construction management, property management, leasing and brokerage. The fees for these services are recognized as services are provided and are generally calculated as a percentage of revenues earned or to be earned or of property cost, as appropriate. We also earn asset management fees from certain of the advised funds for facilitating the deployment of capital and for monitoring the real estate investments. Asset management fees are calculated as a percentage of equity under management. See Note 10 for a detail of our advisory services income – related party.

Real Estate Investments

Development Properties – Expenditures related to the development of real estate are capitalized as part of construction in progress, which includes carrying charges, primarily interest, real estate taxes and loan acquisition costs, and direct and indirect development costs related to buildings under construction. The capitalization of such costs ceases at the earlier of one year from the date of completion of major construction or when the property, or any completed portion, becomes available for occupancy. We capitalize costs associated with pending acquisitions of raw land once the acquisition of the property is determined to be probable. We did not capitalize any interest or taxes during the three months ended March 31, 2012 or 2011.

Acquired Properties and Acquired Intangibles – We account for operating real estate acquisitions as an acquisition of a business as we believe most operating real estate meets the definition of a “business” under GAAP. Accordingly, we allocate the purchase price of acquired properties to land, building and improvements, identifiable intangible assets and to the acquired liabilities based on their respective fair values. Identifiable intangibles include amounts allocated to acquired above and below market leases, the value of in-place leases and customer relationship value, if any. We determine fair value based on estimated cash flow projections that utilize appropriate discount and capitalization rates and available market information. Estimates of future cash flows are based on a number of factors including the historical operating results, known trends and specific market and economic conditions that may affect the property. Factors considered by management in our analysis of determining the as-if-vacant property value include (i) an estimate of carrying costs during the expected lease-up periods, considering market conditions, and (ii) costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and estimates of lost rentals at market rates during the expected lease-up periods, tenant demand and other economic conditions. Management also estimates costs to execute similar leases including leasing commissions, tenant improvements, legal and other related expenses. Intangibles related to in-place lease value and above and below-market leases are recorded as acquired lease intangibles and are amortized as an adjustment to rental revenue or amortization expense, as appropriate, over the remaining terms of the underlying leases. Below market leases include fixed-rate renewal periods where we believe the renewal is reasonably assured. Premiums or discounts on debt are amortized to interest expense over the remaining term of such debt. Costs related to acquiring operating properties are expensed as incurred.

Depreciation – Depreciation is computed using the straight-line method over an estimated useful life, generally, 39 – 50 years for buildings, up to 20 years for site improvements and over the term of the lease for tenant improvements. Leasehold estate properties, which are properties where we own the building and improvements but not the related ground, are amortized over the life of the lease.

Impairment – We review our properties for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets, including accrued rental income, may not be recoverable through operations. We determine whether an impairment of value has occurred by comparing the estimated future cash flows (undiscounted and without interest charges), including the residual value of the property, with the carrying value of the individual property. If impairment is indicated, a loss will be recorded for the amount by which the carrying value of the asset exceeds its fair value. We did not recognize any impairment charges during the three months ended March 31, 2012 or 2011.

Tenant and Accounts Receivable

Included in tenant and accounts receivable are base rents, tenant reimbursements and receivables attributable to recording rents on a straight-line basis. An allowance for the uncollectible portion of accrued rents and tenant and accounts receivables is determined based upon customer credit-worthiness (including expected recovery of our claim with respect to any tenants in bankruptcy), historical bad debt levels and current economic trends. Bad debt expenses and any recoveries related to tenant receivables are included in property expense, and bad debt expenses and any related recoveries on other accounts receivable are included in general and administrative expense. The table below summarizes the activity within our allowance for uncollectible accounts for tenant receivables (in thousands):

	THREE MONTHS ENDED MARCH 31,
	2012	2011
Beginning balance	$1,780	$2,068
Additional reserves	134	149
Collections/reversals	(104)	(144)
Write-offs	(434)	(15)

Ending balance	$1,376	$2,058

Notes Receivable

Included in notes receivable is a $3.5 million note due from the sale of a tract of land adjacent to our Uptown Plaza – Dallas property located outside of downtown Dallas, Texas. The note matured unpaid on December 31, 2010, and we recorded a $1.3 million impairment to reduce the value of the note to the fair value of the underlying collateral. During 2011, we recorded an impairment recovery of $1.1 million to reflect payments received on this note. Also during 2011, we entered into a new agreement with the borrower that requires a $1.0 million principal payment during the second quarter of 2012 and monthly interest payments until the maturity date, which was extended to June 30, 2014.

Also included in notes receivable is $144,000 in notes receivable from various tenants. An allowance for the uncollectible portion of notes receivable from tenants is determined based upon customer credit-worthiness (including expected recovery of our claim with respect to any tenants in bankruptcy), historical bad debt levels, and current economic trends. As of March 31, 2012 and December 31, 2011, we had an allowance for uncollectible notes receivable from tenants of $46,000 and $29,000, respectively. During the three months ended March 31, 2012, we recorded bad debt expense related to tenant notes receivable of $17,000. During the three months ended March 31, 2011, we recorded bad debt recoveries related to tenant notes receivable of $11,000.

Notes Receivable – Related Party

Included in notes receivable – related party are loans made to certain of our affiliated advised funds related to the acquisition or development of properties and the deferral of asset management fees. These loans bear interest at LIBOR plus a spread and are due upon demand. The notes are secured by the funds’ ownership interests in various unencumbered properties. We recorded a $500,000 impairment on the note from AIGF during 2010 as we believe that the fund will be unable to repay the full balance after settlement of its other obligations. As a result, we have ceased recording interest income on the note due from AIGF. Instead, interest accruals are recorded directly to the reserve balance, and interest income is recorded to the extent that cash is received from the borrower.

The following is a summary of the notes receivable due from related parties (in thousands):

	MARCH 31, 2012			DECEMBER 31, 2011
RELATED PARTY	FACE AMOUNT	RESERVE (1)	CARRYING AMOUNT	FACE AMOUNT	RESERVE (1)	CARRYING AMOUNT
AmREIT Income and Growth Fund, Ltd. (“AIGF”)	$2,530	$(651)	$1,879	$2,488	$(619)	$1,869
AmREIT Monthly Income and Growth Fund III, Ltd. (“MIG III”)	3,674	(349)	3,325	3,218	(356)	2,862
AmREIT Monthly Income and Growth Fund IV, L.P. (“MIG IV”)	2,339	(251)	2,088	2,026	(244)	1,782

Total	$8,543	$(1,251)	$7,292	$7,732	$(1,219)	$6,513

(1)

A portion of these reserve balances represents the amount by which losses recognized on our equity investment in the entity exceeds our basis in the equity investment. GAAP provides that, to the extent that such an ‘excess loss’ exists and we have made an additional investment in the entity via a loan, that excess loss should be recorded as a reduction in the basis of the loan. Included in the reserve balances for the AIGF, MIG III and MIG IV loans are $55, $349 and $251 for such losses as of March 31, 2012, and $55, $356 and $244 for such losses as of December 31, 2011, respectively. We do not believe that these reserves are indicative of the ultimate collectability of these receivables.

Derivative Financial Instruments

Our use of derivative financial instruments to date has been limited to the use of interest rate swaps to mitigate our interest rate risk on variable-rate debt and is immaterial to our consolidated financial statements. We do not use derivative financial instruments for trading or speculative purposes. GAAP requires that all derivative instruments, whether designated in hedging relationships or not, be recorded on the balance sheet at their fair value. Gains or losses resulting from changes in the values of those derivatives are accounted for depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair value of derivatives that qualify as cash flow hedges are recognized in OCI while the ineffective portion of the derivative’s change in fair value is recognized in the income statement. As the hedge transactions settle, gains and losses associated with the transaction are reclassified out of OCI and into earnings. We assess, both at inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in the cash flows of the hedged items.

During the three months ended March 31, 2011, we had an interest rate swap with a notional amount of $17 million and a fixed rate of 5.11% hedging our variable-rate loan on our MacArthur Park property. The swap matured on December 1, 2011, and we do not have any derivative financial instruments as of March 31, 2012. We designated this interest rate swap as a cash flow hedge for financial reporting purposes and therefore recorded any changes in its fair value to other comprehensive income. The swap settled monthly with an amount paid to or received from our counterparty, which was recorded as an adjustment to interest expense. During the three months ended March 31, 2012 and 2011, we paid $0 and $89,000, respectively, related to this swap, which is included in interest expense.

Subsequent Events

All share amounts and related per share data included in the consolidated financial statements and related footnotes have been recast to reflect the one-for-two reverse stock split of our Class A common stock as contemplated within the accompanying prospectus.

Except as noted above, and as otherwise disclosed in our consolidated financial statements, we did not have any material subsequent events as of the date of this filing that impacted our consolidated financial statements.

2.    Summary of Significant Accounting Policies

Basis of Presentation

Our financial records are maintained on the accrual basis of accounting whereby revenues are recognized when earned and expenses are recorded when incurred. The consolidated financial statements include our accounts as well as the accounts of any subsidiaries in which we have a controlling financial interest. Investments in joint ventures and partnerships, where we have the ability to exercise significant influence but do not exercise financial and operating control, are accounted for using the equity method. The significant accounting policies of our non-consolidated entities are consistent with those of our subsidiaries in which we have a controlling financial interest. As of December 31, 2011, we do not have any interests in variable interest entities. All significant inter-company accounts and transactions have been eliminated through consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

We consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of demand deposits at commercial banks and money market funds. Cash on deposit with qualified intermediary at December 31, 2010 represents the proceeds on deposit from the sale of properties in 2010. See Note 4.

Financial Instruments

Our consolidated financial instruments consist of cash and cash equivalents, cash on deposit with qualified intermediary, tenant and accounts receivable, accounts receivable – related party, notes receivable, notes receivable – related party, notes payable and accounts payable and other liabilities. Except for the notes payable, the carrying values are representative of the fair values due to the short term nature of the instruments and/or recent impairments. Our notes payable consist of both variable-rate and fixed-rate notes. The fair value of the variable-rate notes and revolving line of credit approximate their carrying values. See Note 7 for a further discussion of our fair value of our notes payable.

Revenue Recognition

Rental income from operating leases – We lease space to tenants under agreements with varying terms. Our leases are accounted for as operating leases, and, although certain leases of the properties provide for tenant occupancy during periods for which no rent is due and/or for increases or decreases in the minimum lease payments over the terms of the leases, revenue is recognized on a straight-line basis over the terms of the individual leases. Revenue recognition under a lease begins when the lessee takes possession of or controls the physical use of the leased asset. Generally, possession or control occurs on the lease commencement date. In all cases, we have determined that we are the owner of any tenant improvements that we fund pursuant to the lease terms. In cases where significant tenant improvements are made prior to lease commencement, the leased asset is considered to be the finished space, and revenue recognition therefore begins when the improvements are substantially complete. Accrued rents are included in tenant receivables. Revenue from tenant reimbursements of taxes, maintenance expenses and insurance is recognized in the period the related expense is recorded. Additionally, certain of our lease agreements contain provisions that grant additional rents based upon tenants’ sales volumes (contingent or percentage rent). Percentage rents are recognized when the tenants achieve the specified targets as defined in their lease agreements. During the years ended December 31, 2011, 2010 and 2009, we recognized percentage rents of $425,000, $524,000 and $449,000, respectively. Accrued rents are included in tenant and accounts receivable, net.

Lease termination income – We recognize lease termination fees in the period that the lease is terminated and collection of the fees is reasonably assured. Upon early lease termination, we provide for losses related to unrecovered intangibles and other assets. We recognized lease termination fees of $131,000, $0, and $1.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. During the year ended December 31, 2009, we recognized $1.1 million in lease termination fee income related to a national tenant that declared bankruptcy and subsequently rejected its operating ground lease with us. Upon rejection of the operating lease, ownership of the building transferred from the tenant to us as the ground lessor. Accordingly, we recorded lease termination fee income in an amount equal to the fair value of the building.

Advisory services income – related party – We provide various real estate services, including development, construction management, property management, leasing and brokerage. The fees for these services are recognized as services are provided and are generally calculated as a percentage of revenues earned or to be earned or of property cost, as appropriate. We also earn asset management fees from certain of the advised funds for providing accounting related services, investor relations, facilitating the deployment of capital, and other services provided in conjunction with operating the fund, which are calculated as a percentage of equity under management. See also Note 13 for a detail of our advisory services income – related party.

Discontinued Operations

Our properties generally have operations and cash flows that can be clearly distinguished from the rest of the Company. The operations and gains on sales reported in discontinued operations include those properties that have been sold and for which operations and cash flows have been clearly distinguished. The operations of these properties have been eliminated from ongoing operations, and we will not have continuing involvement after disposition. Prior period operating activity related to such properties and business has been reclassified as discontinued operations in the accompanying statements of operations. See Note 4 for additional information related to our discontinued operations.

Gains on Sale of Real Estate

Gains and losses on sales of real estate are not recognized under the full accrual method until certain criteria are met. Gains relating to transactions that do not meet the criteria for full accrual method of accounting are deferred and recognized when the full accrual method of accounting criteria are met or by using the installment or deposit methods of profit recognition, as appropriate under the circumstances.

Real Estate Investments

Development Properties – Expenditures related to the development of real estate are capitalized as part of construction in progress, which includes carrying charges, primarily interest, real estate taxes and loan acquisition costs, and direct and indirect development costs related to buildings under construction. The capitalization of such costs ceases at the earlier of one year from the date of completion of major construction or when the property, or any completed portion, becomes available for occupancy. We capitalize costs associated with pending acquisitions of raw land once the acquisition of the property is determined to be probable. We did not capitalize any interest or taxes during the years ended December 31, 2011 or 2010. During the year ended December 31, 2009, we capitalized interest and taxes in the amount of $20,000 related to properties under development.

Acquired Properties and Acquired Intangibles – We account for operating real estate acquisitions as an acquisition of a business as we believe most operating real estate meets the definition of a “business” under GAAP. Accordingly, we allocate the purchase price of acquired properties to land, building and improvements, identifiable intangible assets and to the acquired liabilities based on their respective fair values. Identifiable intangibles include amounts allocated to acquired above and below market leases, the value of in-place leases and customer relationship value, if any. We determine fair value based on estimated cash flow projections that utilize appropriate discount and capitalization rates and available market information. Estimates of future cash flows are based on a number of factors including the historical operating results, known trends and specific market and economic conditions that may affect the property. Factors considered by management in our analysis of determining the as-if-vacant property value include (i) an estimate of carrying costs during the expected lease-up periods, considering market conditions, and (ii) costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and estimates of lost rentals at market rates during the expected lease-up periods, tenant demand and other economic conditions. Management also estimates costs to execute similar leases including leasing commissions, tenant improvements, legal and other related expenses. Intangibles related to in-place lease value and above and below-market leases are recorded as acquired lease intangibles and are amortized as an adjustment to rental revenue or amortization expense, as appropriate, over the remaining terms of the underlying leases. Below market leases include fixed-rate renewal periods where we believe the renewal is reasonably assured. Premiums or discounts on debt are amortized to interest expense over the remaining term of such debt. Costs related to acquiring operating properties are expensed as incurred.

Depreciation – Depreciation is computed using the straight-line method over an estimated useful life, generally, 39 – 50 years for buildings, up to 20 years for site improvements and over the term of the lease for tenant improvements. Leasehold estate properties, which are properties where we own the building and improvements but not the related ground, are amortized over the life of the lease.

Impairment – We review our properties for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets, including accrued rental income, may not be recoverable through operations. We determine whether an impairment of value has occurred by comparing the estimated future cash flows (undiscounted and without interest charges), including the residual value of the property, with the carrying value of the individual property. If impairment is indicated, a loss will be recorded for the amount by which the carrying value of the asset exceeds its fair value. During the year ended December 31, 2011, we did not recognize any impairment charges related to any of our properties. During the year ended December 31, 2010, we discovered a negative trend in the market for non-credit, single tenant assets which triggered an impairment analysis. As a result, we recognized an impairment charge of $2.3 million on four properties that represent non-core real estate assets and $1.2 million on two non-core real estate assets reported in discontinued operations. During the year ended December 31, 2009, we recognized an impairment charge of $441,000 related to our acquisition of REITPlus’ net assets.

Investments in Advised Funds

Our investments in our advised funds are accounted for under the equity method because we exercise significant influence over such entities. We record our percentage interest in the earnings and losses of these entities in our statement of operations on a net basis as prescribed under GAAP. See Note 5 for further disclosure related to our advised funds.

Receivables and Allowance for Uncollectible Accounts

Tenant receivables – Included in tenant receivables are base rents, tenant reimbursements and receivables attributable to recording rents on a straight-line basis. An allowance for the uncollectible portion of accrued rents and accounts receivable is determined based upon customer credit-worthiness (including expected recovery of our claim with respect to any tenants in bankruptcy), historical bad debt levels and current economic trends. Bad debt expenses and any recoveries related to tenant receivables are included in property expense. The table below summarizes the activity within our allowance for uncollectible accounts (in thousands):

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Beginning balance	$2,068	$1,025	$501
Additional reserves	540	1,579	1,008
Collections/reversals	(788)	(360)	(386)
Write-offs	(40)	(176)	(98)

Ending balance	$1,780	$2,068	$1,025

Accounts receivable – Included in accounts receivable are various receivables that arise in the normal course of operating our business, including a $1.1 million receivable from the City of Pearland, Texas. We acquired this receivable in June 2008 in conjunction with the acquisition of Shadow Creek Ranch Shopping Center by our advised funds in February 2008. The receivable is to be funded by  1/3 of the 1.5% sales tax that the City of Pearland collects from the shopping center. Bad debt expense, if any, and any related recoveries on accounts receivable are included in general and administrative expense. We did not record any bad debt expense related to accounts receivable during the year ended December 31, 2011. During the year ended December 31, 2010, we reversed $51,000 of bad debt expense due to the collection of miscellaneous receivables that had previously been reserved, and during the year ended December 31, 2009, we recorded bad debt expense of $109,000 related to accounts receivable.

Notes receivable – Included in notes receivable is a $3.5 million note due from the sale of a tract of land adjacent to our Uptown Plaza – Dallas property located outside of downtown Dallas, Texas. The note had a book value of $3.3 million at December 31, 2011, which includes a remaining impairment reserve of $229,000. The note matured unpaid on December 31, 2010, and we recorded an impairment to reduce the value of the note to the fair value of the underlying collateral by $1.3 million (see Note 7). As a result of the impairment, interest accruals are recorded directly to the reserve balance, and interest income is recorded to the extent that cash is received from the borrower. During 2011, the borrower made payments totaling $1.4 million. Of the payments received in 2011, $313,000 was recorded as interest income on our consolidated statements of operations, and the remaining $1.1 million was recorded as an impairment recovery. Also during 2011, we entered into a new agreement with the borrower that requires a $1.0 million principal payment during 2011 and monthly interest payments until the maturity date, which has been extended to June 30, 2014.

Also included in notes receivable is $150,000 in notes receivable from various tenants. An allowance for the uncollectible portion of notes receivable from tenants is determined based upon customer credit-worthiness (including expected recovery of our claim with respect to any tenants in bankruptcy), historical bad debt levels, and current economic trends. As of December 31, 2011, and 2010, we had an allowance for uncollectible notes receivable from tenants of $29,000 and $99,000, respectively. During the year ended December 31, 2011, we recorded net bad debt recoveries of $71,000. During the years ended December 31, 2010 and 2009, we recorded bad debt expense related to tenant notes receivable of $99,000 and $0, respectively.

Notes receivable – related party – Included in related party notes receivable are loans made to certain of our affiliated advised funds related to the acquisition or development of properties and the deferral of asset management fees. These loans bear interest at LIBOR plus a spread and are due upon demand. The notes are secured by the funds’ ownership interests in various unencumbered properties. During 2010, we, as the general partner of AIGF, approved a plan to begin marketing the fund’s assets for sale, and recorded a $500,000 impairment on the note from AIGF as we believe that the fund will be unable to repay the full balance after settlement of its other obligations. As a result of the impairment, we have ceased recording interest income on the note due from AIGF. Instead, interest accruals are recorded directly to the reserve balance, and interest income is recorded to the extent that cash is received from the borrower.

During 2011, AIGF disposed of one of its investment properties and used a portion of the proceeds to make a $900,000 payment on its note to us, $84,000 of which represented accrued interest and is included in interest income – related party on our consolidated statements of operations. Also during 2011, we advanced $1.5 million to MIG III to fund a paydown of debt secured by one of its properties that was required with the refinancing of such debt.

The following is a summary of the notes receivable due from related parties (in thousands):

	DECEMBER 31, 2011			DECEMBER 31, 2010
RELATED PARTY	FACE AMOUNT	RESERVE (1)	CARRYING AMOUNT	FACE AMOUNT	RESERVE	CARRYING AMOUNT
AIGF	$2,488	$(619)	$1,869	$3,157	$(500)	$2,657
MIG III	3,218	(356)	2,862	913	—	913
MIG IV	2,026	(244)	1,782	1,290	—	1,290

Total	$7,732	$(1,219)	$6,513	$5,360	$(500)	$4,860

(1)

A portion of these reserve balances represents the amount by which losses recognized on our equity investment in the entity exceeds our basis in the equity investment. GAAP provides that, to the extent that such an ‘excess loss’ exists and we have made an additional investment in the entity via a loan, that excess loss should be recorded as a reduction in the basis of the loan. As of December 31, 2011, included in these reserve balances for the AIG, MIG III and MIG IV loans is $55,000, $356,000 and $244,000 for such losses, respectively. We do not believe that these reserves are indicative of the ultimate collectability of these receivables.

Deferred Costs, net

Deferred costs include deferred leasing costs and deferred loan costs, net of amortization. Deferred loan costs are incurred in obtaining financing and are amortized to interest expense over the term of the debt agreements using a method that approximates the effective interest method. Accumulated amortization related to deferred loan costs totaled $1.9 million and $1.3 million as of December 31, 2011 and 2010, respectively. Deferred leasing costs consist of internal and external commissions associated with leasing our properties and are amortized to depreciation and amortization expense over the lease term. Accumulated amortization related to leasing costs totaled $1.5 million and $1.2 million as of December 31, 2011 and 2010, respectively.

Deferred Compensation Incentive Plan

Our 1999 Flexible Incentive Plan is designed to attract and retain the services of our directors and employees that we consider essential to our long-term growth and success. As such, it is designed to provide them with the opportunity to own shares of our restricted common stock. All long-term compensation awards are designed to vest over a period of three to seven years and promote retention of our team. See also Note 9.

Income Taxes

Federal – We have elected to be taxed as a REIT under the Internal Revenue Code and are, therefore, not subject to Federal income taxes to the extent of dividends paid, provided we meet all conditions specified by the Internal Revenue Code for retaining our REIT status. To maintain our REIT status, we must distribute at least 90% of our ordinary taxable income to our stockholders and meet certain income source and investment restriction requirements. Our stockholders must report their share of income distributed in the form of dividends. However, ARIC, our real estate development and operating business, is a fully integrated and wholly-owned business consisting of brokers and real estate professionals that provide development, acquisition, brokerage, leasing, construction, asset and property management services to our portfolio of assets and advised funds as well as to third parties. ARIC and our wholly-owned corporations that serve as the general partners of our advised funds are treated as taxable REIT subsidiaries for federal income tax purposes and are not subject to the REIT expemption above.

State – The Texas Margin Tax is computed by applying the applicable tax rate (1% for us) to the profit margin, which, generally, will be determined for us as total revenue less a 30% standard deduction. Although the Texas Margin Tax is not designed as an income tax, we believe it meets the requirements of an income tax for financial reporting under GAAP.

To the extent we are subject to federal and state income taxes, we account for income taxes under the asset and liability method. See also Note 10.

Stock Issuance Costs

During 2011, we incurred $914,000 of costs related to filing a registration statement on Form S-11 for the public sale of our common stock; however, market volatility and uncertainty have prevented us from taking the registration statement effective in the near term. The costs incurred no longer meet the criteria for capitalization under GAAP and were expensed on December 31, 2011. Issuance costs incurred for the successful raising of capital in our merger with RETIPlus in 2009 were treated as a reduction of stockholders’ equity. See Note 14.

Derivative Financial Instruments

Our use of derivative financial instruments to date has been limited to the use of interest rate swaps to mitigate our interest rate risk on variable-rate debt and are immaterial to our consolidated financial statements. We do not use derivative financial instruments for trading or speculative purposes. GAAP requires that all derivative instruments, whether designated in hedging relationships or not, be recorded on the balance sheet at their fair value. Gains or losses resulting from changes in the values of those derivatives are accounted for depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair value of derivatives that qualify as cash flow hedges are recognized in OCI while the ineffective portion of the derivative’s change in fair value is recognized in the income statement. As the hedge transactions settle, gains and losses associated with the transaction are reclassified out of OCI and into earnings. We assess, both at inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in the cash flows of the hedged items.

During the years ended December 31, 2011, 2010 and 2009, we had an interest rate swap with a notional amount of $17 million and a fixed rate of 5.11% hedging our variable-rate loan on our MacArthur Park property. The swap matured on December 1, 2011, and we do not have any derivative financial instruments as of December 31, 2011. The fair value of the swap was a liability of $346,000 at December 31, 2010 and was included in accounts payable and other liabilities on our consolidated balance sheets. We designated this interest rate swap as a cash flow hedge for financial reporting purposes and therefore recorded any changes in its fair value to other comprehensive income. The swap settled monthly with an amount paid to or received from our counterparty, which was recorded as an adjustment to interest expense. For the years ended December 31, 2011, 2010 and 2009, we paid $366,000, $359,000 and $346,000, respectively, related to this swap which is included in interest expense.

Subsequent Events

All share amounts and related per share data included in the consolidated financial statements and related footnotes have been recast to reflect the one-for-two reverse stock split of our Class A common stock as contemplated within the accompanying prospectus.

Except as noted above, and as otherwise disclosed in this Annual Report, we did not have any material subsequent events as of the date of this filing that impacted our consolidated financial statements.